Transactions with shareholders, related parties and affiliated entities - Additional information (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Direct loans to employees, directors and officers	S/ 222,076		S/ 231,546
Participations in mutual funds classified as investment at fair value through profit or loss	2,438,026		1,772,313
Notional amount	12,940,167		17,730,023
Interfondos [Member]
Disclosure of transactions between related parties [line items]
Participations in mutual funds classified as investment at fair value through profit or loss	S/ 342		701
Supermercados Peruanos SA [Member]
Disclosure of transactions between related parties [line items]
Maturity period installation of Money Market stores	5 years
Cash guarantee	S/ 3,400		S/ 6,628
Supermercados Peruanos SA [Member] | US denominated Dollar [Member]
Disclosure of transactions between related parties [line items]
Cash guarantee | $		$ 1,000		$ 2,000
Compaia Iberoamericana de Plasticos [Member]
Disclosure of transactions between related parties [line items]
Notional amount | $		$ 3,000
Borrowings Maturity	March 2021
Borrowings, interest rate	3.90%	3.90%